Related Party Transactions (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Related Party Transactions (Details) - Schedule of outstanding amounts due from related party [Line Items]
Total	$ 345,898	$ 435,898	$ 807,965
Less: allowance for doubtful accounts	(38,433)	(48,433)	(89,774)
Tianjin Zhiyuan Investment Group Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of outstanding amounts due from related party [Line Items]
Total	$ 384,331	$ 484,331	$ 897,739